BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common Stock Shares Issued	87,210,000	87,160,000	87,210,000
Common stock, shares outstanding	87,210,000	87,160,000	87,210,000